UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

            ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-21621

Name of Fund:  Defined Strategy Fund Inc.

Fund Address:  P.O. Box 9011, Princeton, NJ  08543-9011

Name and address of agent for service:
       Mitchell M. Cox, President, Defined Strategy Fund Inc., P.O. Box 9011, Princeton, NJ 08543-9011.

Registrant's telephone number, including area code:  (877) 449-4742

Date of fiscal year end: 09/30/2005

Date of reporting period: 07/01/04 - 06/30/05

Item 1 - Proxy Voting Record

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)  The name of the issuer of the portfolio security;

(b)  The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)  The shareholder meeting date;

(e)  A brief identification of the matter voted on;

(f)  Whether the matter was proposed by the issuer or by a security holder;

(g)  Whether the registrant cast its vote on the matter;

(h)  How the registrant cast its vote; and

(i)  Whether the registrant cast its vote for or against management.


******************************* FORM N-Px REPORT ********************
Reporting Period: 07/01/2004 - 06/30/2005
Defined Strategy Fund, Inc.

============================ Defined Strategy Fund, INC. ============

Citigroup Inc.

Ticker:  C                  	 Security ID:  172967101
Meeting Date: April 19, 2005  	 Meeting Type: Annual
Record Date:  February 25, 2005

#  Proposal                     Mgt   	Vote	Sponsor
				REC	CAST

1. Elect Directors		FOR	FOR	Mgmt
2. Ratify Auditors		FOR	FOR	Mgmt
3. Amend Omnibus 		FOR	FOR	Mgmt
   Stock Plan
4. Limit/Prohibit Awards	AGAINST	AGAINST	ShrHoldr
   to Executives
5. Report on Political		AGAINST	AGAINST	ShrHoldr
   Contributions
6. Prohibit Chairman from Mgmt	AGAINST	FOR	ShrHoldr
   "Duties, Titles or
   Responsibilities"
7. Limit Executive 		AGAINST	AGAINST	ShrHoldr
   Compensation
8. Require Majority Vote for	AGAINST	FOR	ShrHoldr
   Election of Directors
9. Review/Limit Executive	AGAINST	AGAINST	ShrHoldr
   Compensation
10. Adopt Simple Majority Vote	AGAINST	FOR	ShrHoldr

-------------------------------------------------------------
Coca-Cola Co

Ticker:  KO                  	 Security ID:  191216100
Meeting Date: April 19, 2005  	 Meeting Type: Annual
Record Date:  February 25, 2005

#  Proposal                     Mgt   	Vote	Sponsor
				REC	CAST

1. Elect Directors 1-3 & 5-14	FOR	FOR	Mgmt
   Elect Director 4		FOR	WITHOLD
2. Ratify Auditors		FOR	FOR	Mgmt
3. Review Labor Rights		AGAINST	AGAINST	ShrHoldr
   in Columbia
4. Performance Based/Indexed	AGAINST	FOR	ShrHoldr
   Options
5. Submit Severance Agreement	AGAINST	FOR	ShrHoldr
   to Shareholder Vote

---------------------------------------------------------------
E.I. Du Pont De Nemours & Co

Ticker:  DD                  	 Security ID:  263534109
Meeting Date: April 27, 2005  	 Meeting Type: Annual
Record Date:  March 7, 2005

#  Proposal                     Mgt   	Vote	Sponsor
				REC	CAST


1. Elect Directors		FOR	FOR	Mgmt
2. Ratify Auditors		FOR	FOR		Mgmt
3. Report on Govt Service	AGAINST	ABSTAIN	ShrHoldr
   of Employees
4. Implement ILO Code of 	AGAINST	AGAINST	ShrHoldr
   Conduct
5. Executive Compensation	AGAINST	FOR	ShrHoldr
6. Eliminate Animal Testing	AGAINST	ABSTAIN	ShrHoldr
7. Report on Genetically	AGAINST	AGAINST	ShrHoldr
   Modified Organisms
8. Performance Based/Indexed	AGAINST	AGAINST	ShrHoldr
   Options
9. Report on PFOA Chemical	AGAINST	ABSTAIN	ShrHoldr
   Remediation
--------------------------------------------------------------
Altria Group, Inc.

Ticker:  MO                  	 Security ID:  02209S103
Meeting Date: April 28, 2005  	 Meeting Type: Annual
Record Date:  March 7, 2005

#  Proposal                     Mgt   	Vote	Sponsor
				REC	CAST


1. Elect Directors 1-6 & 8-12	FOR	FOR	Mgmt
   Elect Director 7		FOR	WITHOLD
2. Approve Omnibus Stock Plan	FOR	FOR	ShrHoldr
3. Amend Non-Employee Director	FOR	FOR	Mgmt
   Stock Option Plan
4. Ratify Auditors		FOR	FOR	Mgmt
5. Eliminate Animal Testing	AGAINST	ABSTAIN	ShrHoldr
6. Product Warnings for		AGAINST	ABSTAIN	ShrHoldr
   Pregnant Women
7. Cease Use of Light & Ultra	AGAINST	ABSTAIN	ShrHoldr
   Light in Cigarette Marketing
8. Apply Fire Safety Standards	AGAINST	ABSTAIN	ShrHoldr
   for Cigarettes
-------------------------------------------------------------
Pfizer Inc.

Ticker:  PFE                 	 Security ID:  717081103
Meeting Date: April 28, 2005  	 Meeting Type: Annual
Record Date:  March 2, 2005

#  Proposal                     Mgt   	Vote	Sponsor
				REC	CAST


1. Elect Directors		FOR	FOR	Mgmt
2. Ratify Auditors		FOR	FOR	Mgmt
3. Establish Term Limits 	AGAINST	AGAINST	ShrHoldr
   for Directors
4. Report on Pharmaceutical	AGAINST	AGIANST	ShrHoldr
   Price Restraint
5. Review & Report on Drug	AGAINST	AGAINST	ShrHoldr
   Reimportation Policy
6. Report on Political 		AGAINST	AGAINST	ShrHoldr
   Contributions
7. Report on Product 		AGAINST	FOR	ShrHoldr
   availability in Canada
8. Separate Chairman & 		AGAINST	FOR	ShrHoldr
   CEO Positions
--------------------------------------------------------------
SBC Communications Inc.

Ticker:  SBC                 	 Security ID:  78387G103
Meeting Date: April 29, 2005  	 Meeting Type: Annual
Record Date:  March 1, 2005

#  Proposal                     Mgt   	Vote	Sponsor
				REC	CAST

1. Elect Directors		FOR	FOR	Mgmt
2. Ratify Auditors		FOR	FOR	Mgmt
3. Approve Nonqualified 	FOR	FOR	ShrHoldr
   Employee Stock Purchase
   Plan
4. Report on Political 		AGAINST	AGAINST	ShrHoldr
   Contributions
5. Report on Executive 		AGAINST	AGAINST	ShrHoldr
   Compensation
6. Performance Based/Indexed	AGAINST	AGAINST	ShrHoldr
   Options
7. Adopt Simple Majority Vote	AGAINST	FOR	ShrHoldr


---------------------------------------------------------------
Kohl's Corp

Ticker:  KSS                 	 Security ID:  500255104
Meeting Date: April 29, 2005  	 Meeting Type: Annual
Record Date:  March 2, 2005

#  Proposal                     Mgt   	Vote	Sponsor
				REC	CAST

1. Elect Directos 		FOR	FOR	Mgmt
2. Ratify Auditors		FOR	FOR	Mgmt
3. Declassify the Board of	AGAINST	FOR	ShrHoldr
   Directors
4. Submit Severance Agreement	AGAINST	FOR	ShrHoldr
   to Shareholder Vote

----------------------------------------------------------------
Verizon Communications

Ticker:  VZ                 	 Security ID:  92343V104
Meeting Date: May 5, 2005  	 Meeting Type: Annual
Record Date:  March 7, 2005

#  Proposal                     Mgt   	Vote	Sponsor
				REC	CAST

1. Elect Directors 1-4 & 6-11	FOR	FOR	Mgmt
   Elect Director 5		FOR 	WITHOLD
2. Ratify Auditors		FOR	FOR	Mgmt
3. Provide for Cumulative 	AGAINST	AGAINST	ShrHoldr
   voting
4. Require a Majority Vote for 	AGAINST	ABSTAIN	ShrHoldr
   the Election of Directors
5. Require Majority of 		AGAINST	ABSTAIN	ShrHoldr
   Independent Directors on
   Board
6. Separate Chairman & CEO 	AGAINST	AGAINST	ShrHoldr
   Positions
7. Amend Director/Officer 	AGAINST	ABSTAIN	ShrHoldr
   Liability Indemnifications
   Provisions
8. Report on Political  	AGAINST	AGAINST	ShrHoldr
   Contributions

--------------------------------------------------------------
Gilead Sciences, Inc.

Ticker:  GILD                 	 Security ID:  375558103
Meeting Date: May 10, 2005  	 Meeting Type: Annual
Record Date:  March 22, 2005

#  Proposal                     Mgt   	Vote	Sponsor
				REC	CAST


1. Elect Directors		FOR	FOR	Mgmt
2. Ratify Auditors		FOR	FOR	Mgmt
3. Amend Omnibus Stock Plan	FOR	FOR	ShrHoldr
4. Report on Impact of 		AGAINST	FOR	ShrHoldr
   HIV/AIDS, TB and
   Malaria Pandemics
----------------------------------------------------------------
Amgen, Inc.

Ticker:  AMGN                 	 Security ID:  31162100
Meeting Date: May 11, 2005  	 Meeting Type: Annual
Record Date:  March 18, 2005

#  Proposal                     Mgt   	Vote	Sponsor
				REC	CAST

1. Elect Directors		FOR	FOR	Mgmt
2. Ratify Auditors		FOR	FOR	Mgmt
3. Eliminate Animal Testing	AGAINST	AGAINST	ShrHoldr
4. Review/Limit Executive 	AGAINST	AGAINST	ShrHoldr
   Compensation
5. Adopt Retention Ratio for 	AGAINST	FOR	ShrHoldr
   Executives

-----------------------------------------------------------------
JPMorgan Chase & Co.

Ticker:  JPM                 	 Security ID:  46625H100
Meeting Date: May 17, 2005  	 Meeting Type: Annual
Record Date:  March 22, 2005

#  Proposal                     Mgt   	Vote	Sponsor
				REC	CAST

1. Elect Directors		FOR	FOR	Mgmt
2. Ratify Auditors		FOR	FOR	Mgmt
3. Approve Omnibus Stock Plan	FOR	AGAINST	ShrHoldr
4. Establish Term Limits for 	AGAINST	AGAINST	ShrHoldr
   Directors
5. Separate Chairman & CEO 	AGAINST	FOR	ShrHoldr
   Positions
6. Limit Executive Compensation	AGAINST	AGAINST	ShrHoldr
7. Adopt Execuitve Benefit 	AGAINST	FOR	ShrHoldr
   Policy
-----------------------------------------------------------------
Express Scripts, Inc.

Ticker:  ESRX                 	 Security ID:  302182100
Meeting Date: May 25, 2005  	 Meeting Type: Annual
Record Date:  March 21, 2005

#  Proposal                     Mgt   	Vote	Sponsor
				REC	CAST

1. Elect Directors		FOR	FOR	Mgmt
2. Ratify Auditors		FOR	FOR	Mgmt

-----------------------------------------------------------------
Swift Transportation Co., Inc.

Ticker:  SWFT                 	 Security ID:  870756103
Meeting Date: May 26,2005  	 Meeting Type: Annual
Record Date:  April 4,2005

#  Proposal                     Mgt   	Vote	Sponsor
				REC	CAST


1. Elect Directors		FOR	FOR	Mgmt
2. Approve Non-Employee 	FOR	AGAINST	ShrHoldr
   Director
   Stock Option Plan
3. Ratify Auditors		FOR	FOR	Mgmt
-----------------------------------------------------------------
*E* Trade Financial Corp.

Ticker:  ET                 	 Security ID:  269246104
Meeting Date: May 26,2005  	 Meeting Type: Annual
Record Date:  April 4,2005

#  Proposal                     Mgt   	Vote	Sponsor
				REC	CAST

1. Elect Directors		FOR	FOR	Mgmt
2. Approve Omnibus Stock Plan	FOR	FOR	ShrHoldr
3. Approve Executive Incentive 	FOR	FOR	Mgmt
   Bonus Plan
4. Ratify Auditors		FOR	FOR	Mgmt
-----------------------------------------------------------------
General Motors Corp.

Ticker:  GM                 	 Security ID:  370442105
Meeting Date: June 7,2005  	 Meeting Type: Annual
Record Date:  April 8,2005

#  Proposal                     Mgt   	Vote	Sponsor
				REC	CAST

1. Elect Directors		FOR	FOR	Mgmt
2. Ratify Auditors		FOR	FOR	Mgmt
3. Prohibit Awards to 		AGAINST	AGAINST	ShrHoldr
   Executives
4. Provide for Cumulative 	AGAINST	FOR	ShrHoldr
   Voting
5. Report on Greenhouse Gas	AGAINST	AGAINST	ShrHoldr
   Emissions
6. Submit Severance Agreement	AGAINST	AGAINST	ShrHoldr
   to Shareholder Vote
7. Adopt Simple Majority Vote 	AGAINST	AGAINST	ShrHoldr
   Requirement for All Issues

-----------------------------------------------------------------
The Kroger Co.

Ticker:  KR                 	 Security ID:  501044101
Meeting Date: June 23,2005  	 Meeting Type: Annual
Record Date:  April 25,2005

#  Proposal                     Mgt   	Vote	Sponsor
				REC	CAST

1. Elect Directors		FOR	WITHOLD	Mgmt
2. Approve Omnibus Stock Plan	FOR	FOR	ShrHoldr
3. Ratify Auditors		FOR	FOR	Mgmt
4. Eliminate Supermajority 	AGAINST	FOR	ShrHoldr
   Vote Provision
5. Report on Feasibility of     AGAINST	AGAINST	ShrHoldr
   Improving Animal
   Welfare Standards
6. Submit Severance Agreement	AGAINST	FOR	ShrHoldr
   to Shareholder Vote


-----------------------------------------------------------------
Bed Bath & Beyond Inc.

Ticker:  BBBY                 	 Security ID:  75896100
Meeting Date: June 30,2005  	 Meeting Type: Annual
Record Date:  May 5,2005

#  Proposal                     Mgt   	Vote	Sponsor
				REC	CAST

1. Elect Directors		FOR	FOR	Mgmt
2. Ratify Auditors		FOR	FOR	Mgmt
3. Adopt ILO-based Code of 	AGAINST	FOR	ShrHoldr
   Conduct
4. Review/Limit Executive 	AGAINST	FOR	ShrHoldr
   Compensation
5. Declassify the Board of 	AGAINST	FOR	ShrHoldr
   Directors

========== END NPX REPORT


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Defined Strategy Fund Inc.


By:    /s/ Mitchell M. Cox
       -------------------
       Mitchell M. Cox
       President of Defined Strategy Fund Inc.

Date:  August 26, 2005